Note 10 - Taxes on Income	12 Months Ended
Jul. 31, 2013
Schedule of Investments [Abstract]
Note 10 - Taxes on Income

Note 10– Taxes on Income:

We follow applicable Statements of Financial Accounting Standards regarding Accounting for Income Taxes.  Deferred income taxes reflect the net effect of (a) temporary difference between carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carryforwards. The Company is subject to income taxes in Canada and Greece.

No net provision for Canadian or Greek income taxes has been made in the accompanying statement of operations because no recoverable taxes were paid previously.  Similarly, no deferred tax asset attributable to the net operating loss carryforward has been recognized, as it is not deemed likely to be realized.

For the year ended July 31, 2013 the Company is subject to income taxes in Canada and Greece.

The provision for refundable Canadian income tax consists of the following:

	Year Ended	Year Ended	Year Ended
	July 31, 2013	July 31, 2012	July 31, 2011
Refundable Canadian income tax attributable to:
Current operations	$73,075	$48,215	$75,093
Timing differences, Stock based compensation	-	-	-
Less, Change in valuation allowance	(73,075)	(48,215)	(75,093)
Net refundable amount	$-	$-	$-

The provision for refundable Greek income tax consists of the following:

	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 31, 2011
Refundable Greek income tax attributable to:
Current operations	$1,219	$4,300	$12,800
Nondeductible expenses	-	-	-
Less, Change in valuation allowance	(1,219)	(4,300)	12,800)
Net refundable amount	$-	$-	$-

The cumulative tax effect at the expected rates in Canada and Greece for significant items comprising our net deferred tax amounts as of July 31, 2013, 2012 and 2011 are as follows:

	July 31, 2013		July 31, 2012		July 31, 2011
	Canada Expected rate 34%	Greece Expected rate 26%	Canada Expected rate 34%	Greece Expected rate 20%	Canada Expected rate 34%	Greece Expected rate 25%
Deferred tax asset attributable to:
Net operating loss carryover	$321,935	$224,773	$248,860	$223,554	$200,645	$218,800
Less, Valuation allowance	(321,935)	(224,773)	(248,860)	(223,554)	(200,645)	(218,800)
Net deferred tax asset	$-	$-	$-	$-	$-	$-

At July 31, 2013, the Company has the following estimated operating losses by segment:

	July 31, 2013		July 31, 2012		July 31, 2011
	Canada	Greece	Canada	Greece	Canada	Greece
Operating Loss	$214,927	$4,690	$139,991	$21,494	$220,862	$51,343

At July 31, 2013, we have approximately $946,867 (July 31, 2012 - $731,940) of net operating loss carry-forwards in Canada available to reduce taxable income in futures years, which expire beginning in 2024.

At July 31, 2013, we have approximately $903,205 (July 31, 2012 - $898,515) of future losses for tax purposes in Greece which are available to reduce taxable income in future periods.  In general, operating losses may be carried forward for five years in Greece.

Tax years that remain subject to examination are years ended July 31, 2010, 2011, 2012 and 2013 for Canada and 2010, 2011, 2012 and 2013 for Greece.